EQUITY CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Feb. 28, 2018	Mar. 31, 2018	Mar. 31, 2017
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 23,058
Distributions declared		$ 23,806	$ 21,135
Cash distribution (in dollars per share)	$ 485.00
Cash distributions paid per unit (in dollars per share)		$ 0.49	$ 0.46
Cash Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared		$ 23,582	$ 20,950
Incentive Distribution Rights - PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared		2,959	1,686
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared		20,847	12,141
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared		$ 0	7,308
PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Distributions declared			$ 3,425
Limited Partner, Public [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 11,369
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Cash distribution	$ 11,689